Basis of Presentation and Summary of Significant Accounting Policies Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Condensed Consolidated Balance Sheet as of December 31, 2012, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements as of March 31, 2013, and for the three months ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information along with Article 10 of Securities and Exchange Commission (SEC) Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles (GAAP) for annual consolidated financial statements. Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenue, loss from operations or net loss. In management’s opinion, the financial statements include all adjustments (consisting of normal, recurring and non-recurring adjustments) necessary for the fair presentation of the financial position and operating results of the Company. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results for the entire fiscal year ending December 31, 2013 or for any other period. These unaudited condensed consolidated financial statements should be read in conjunction with Velti's Annual Report on Form 20-F for the fiscal year ended December 31, 2012 filed on April 11, 2013 with the SEC.

Going Concern
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
As of March 31, 2013, the Company had cash and cash equivalents of $16.3 million and borrowings of $47.8 million under the revolving credit facility with HSBC. Net cash used in operating activities was $32.5 million for the three months ended March 31, 2013. During the year ended December 31, 2012, we generated $10.6 million in cash from operating activities and $17.5 million in cash from financing activities, and we used $69.9 million of cash for investing activities.
The HSBC credit facility contains various loan covenants.  We violated one of these covenants in the fourth quarter of 2012 and received a subsequent waiver from HSBC. In addition, we violated one of these covenants in the first quarter of 2013 and have not received a waiver from HSBC. We are in discussions with HSBC regarding the waiver and amendment of our 2013 covenants to levels that we believe we can satisfy for the remainder of 2013. At this point, we cannot predict when, or if, we will receive a waiver of the first quarter's violation or modification of the covenants. HSBC currently has the right to accelerate and cause our obligation under our credit facility to become immediately due and payable in full.
On April 24, 2013, we closed a private placement of our ordinary shares transaction under which we entered into a Securities Purchase Agreement with certain institutional accredited investors. In connection with this transaction we issued an aggregate of 16,529,412 ordinary shares at a price of $1.50 per share resulting in net proceeds to us of $23.1 million. A substantial portion of these proceeds were used to satisfy our obligations to former shareholders and key employees of MIG.
While we anticipate generating positive operating cash flow for the year, this positive cash flow is not expected until the third quarter of 2013.  As a result, we may need additional financing during the next three months to provide sufficient operational liquidity. This additional financing may be facilitated through the issuance of equity or debt.  If we need such additional financing, there can be no assurance that our efforts to find such financings will be successful, or on terms favorable to us.
Our ability to continue as a going concern is dependent upon (i) HSBC not exercising its right to accelerate our obligations under the revolving credit facility (ii) our ability to maintain sufficient liquidity to meet our obligations arising from normal business operations when they come due and (iii) our ability to generate profitable operations in the future.

Use of Estimates and Judgement
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Management is also required to make certain judgments that affect the reported amounts of revenues and expenses during the period. We periodically evaluate our estimates, including revenue recognition, recognition of government grant income, income taxes, the allowance for doubtful accounts, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determine share-based compensation expense. We base our estimates on historical experience and various other assumptions that are believed to be reasonable on the specific circumstances. Actual results could differ materially from those estimates.

Accounts Receivables, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts Receivable, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts receivable consists primarily of amounts due to us from our normal business activities. Credit terms can vary between customers and between regions, but we generally require payment under our commercial contracts within 30 to 90 days of invoice. Our accounts receivable are unsecured and not interest bearing. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables. We maintain allowances for doubtful accounts to reflect the expected non-collection of accounts receivable and accrued contract receivables based on past collection history and specific risks identified in the portfolio. Additional allowances might be required if deteriorating economic conditions or other factors affect our customers' ability to make timely payments. We write off accounts receivable when we consider them uncollectible.

Goodwill
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
We completed our annual impairment test for fiscal 2012 and determined that there was no impairment. Based on fourth-quarter 2012 testing, our estimated fair value totaled approximately $324.8 million including a conservative control premium of approximately 10% based on a market value of approximately $295.3 million at December 31, 2012. The control premium is defined as the value that may arise from an acquiring company's ability to take advantage of synergies and other benefits that flow from control over another entity. An acquiring entity is often willing to pay more for equity securities that give it a controlling interest than an investor would pay for equity securities representing less than a controlling interest. Based on these results, our fair value at December 31, 2012 was in excess of our book equity of approximately $292.4 million and no impairment was recorded.
During the three months ended March 31, 2013, our market capitalization declined significantly as a result of decreases in our share price as reported on NASDAQ Stock Market. In connection with the preparation of our financial statements for the first quarter of 2013, we concluded that the sustained decline in our share price and market capitalization were indicators of potential impairment requiring us to perform an impairment analysis. As part of this analysis we evaluated our operation which is considered to be one reporting segment and effectively one reporting unit as the components of our business share similar economic characteristics with each other. The goodwill impairment analysis was performed in light of our being one reporting unit; as such, we evaluated the market value and the equity value or book value of the company. Based on this analysis, we determined that the fair value of our aggregate net assets was below their carrying values, and a full impairment was recorded on our goodwill and a partial impairment was recorded against certain other intangible assets based on the purchase price allocation method prescribed by the accounting guidance. The decline in our fair value resulted directly from the overall decline in our market value during the first quarter of this year. See Note 7.

Impairment of Long-Lived Assets and Amortizable Intangible Assets
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable including an indication that our goodwill is impaired. We evaluated our long-lived assets and amortizable intangible assets for impairment due to recent events, which included the decline of our market capitalization as a result of decreases in our share price as reported on NASDAQ Stock Market. These were deemed to be significant changes in circumstances that could indicate that their carrying amounts of our long-lived and amortizable intangible assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including discounted value of estimated future cash flows are utilized.
During the three months ended March 31, 2013, the decline in our market capitalization served as an indicator of certain intangible assets may not be recoverable. Based on an analysis of undiscounted future cash flows we determined that the carrying value of certain intangible assets was not recoverable and performed analysis to determine the fair value for each asset group.  As a result of this analysis, impairment was recorded to various intangible assets, including assets recorded through business combinations, purchased technology and internal software development costs.  See Note 7.

Revenue Recognition
Revenue Recognition
We derive our revenue from three sources:

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Software as a service (SaaS) revenue, which consists of subscription fees from customers who utilize our mobile marketing and advertising platforms, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to manage and measure the progress of their transaction‑based mobile marketing and advertising campaigns, which we refer to as “performance‑based” services;

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License and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

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Managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions as well as other client driven projects.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue is generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform. These fees are recognized ratably over the contract term beginning on the commencement date of each contract as services are rendered.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per transaction in accordance with the terms of the related contracts. Transactions can include SMS messages sent by participants in customer campaigns or advertisement impressions placed on mobile applications, among other types of performance-based transactions. Certain of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of license fees charged for our mobile marketing and advertising technology. We provide licenses on a perpetual or term basis. These types of arrangements do not, typically, include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses is recognized over the related term of an arrangement. Fees charged to customize our software solution are, generally, recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are provided for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a number of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract become due. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. When fees have been invoiced but not all revenue recognition criteria have been met, the invoice is recorded in trade receivables and in deferred revenue. When all revenue recognition criteria are met, but fees have not been invoiced as of the reporting date, such fees are reported in accrued contract receivables and in revenue.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45, Principal Agent Consideration. When we are a principal in a transaction, we include all amounts paid on behalf of our customers in both revenue and costs.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.

Concentration of Credit Risk
Concentration of Credit Risk
One customer accounted for more than 12% of our revenues for the three months ended March 31, 2013 and no customer accounted for more than 10% of our revenues for the three months ended March 31, 2012. No customer accounted for more than 10% our total receivables as of March 31, 2013 or as of December 31, 2012.

Fair Value Measurements
The fair value of our contingent payments is associated with our acquisition of Casee and is determined based on an internal cash flow model using inputs based on estimates and assumptions developed by us and is remeasured on each reporting date. The rates used to discount net cash flows to their present value were based on our weighted average cost of capital for similar transactions and an assessment of the relative risk inherent in the associated cash flows. The inputs were current as of the measurement date. These inputs tend to be unobservable and, as such, are considered Level 3 in the fair value hierarchy.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2011, an accounting standard update was issued requiring an entity to disclose information about offsetting and related arrangements for recognized financial and derivative instruments to enable a better understanding of the effect of those arrangements on its financial position. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In July 2012, an accounting standards update on testing indefinitely lived intangible assets for impairment was issued. The guidance simplified how companies test indefinitely lived intangible assets for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the asset(s) is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the impairment test. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In February 2013, amended guidance was issued requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the statement where net income is presented or in the notes. The amended guidance was effective for us on a retrospective basis commencing in the first quarter of 2013. We adopted this guidance during the three months ended March 31, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.